[LOGO]
USAA(R)

                     USAA PRECIOUS METALS
                           and MINERALS Fund

                                   [GRAPHIC]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
NOVEMBER 30, 2002

                                             (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                   [GRAPHIC]

                                  FORTUNATELY,

[PHOTO]                BEAR MARKETS - LIKE THE BULL MARKET

                       OF THE 1990S - DON'T LAST FOREVER.

                                   [GRAPHIC]
--------------------------------------------------------------------------------

                 The past three years have been difficult ones for investors. Fortunately, bear markets--like the bull market of the 1990s--don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                 As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                 Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and business. Our mission is to provide you with an exceptional value--superior services and products you need at a reasonable price.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 We remain committed to our policy of offering you no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                 We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                 Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY            1

FINANCIAL INFORMATION

   Portfolio of Investments                           7

   Notes to Portfolio of Investments                  9

   Financial Statements                              10

   Notes to Financial Statements                     13

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                         11/30/02                 5/31/02
--------------------------------------------------------------------------------
Net Assets                            $112.0 Million           $149.7 Million
Net Asset Value Per Share                  $9.13                    $11.71


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02
--------------------------------------------------------------------------------
    5/31/02 TO 11/30/02*         1 YEAR         5 YEARS          10 YEARS
          -22.03%                46.65%          11.97%            4.96%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                    CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                USAA
              PRECIOUS
              METALS &                       PHILADELPHIA                   LIPPER GOLD
              MINERALS    S&P 500   LONDON   GOLD & SILVER   LIPPER GOLD   ORIENTED FUNDS
                FUND       INDEX     GOLD        INDEX       FUNDS INDEX      AVERAGE
              --------    -------   ------   -------------   -----------   --------------
11/30/1992   $10,000     $10,000   $10,000     $10,000        $10,000         $10,000
12/31/1992    10,507      10,123     9,961      10,834         10,308          10,357
01/31/1993    10,192      10,207     9,888      10,869         10,321          10,238
02/28/1993    11,015      10,346     9,803      11,545         11,243          11,095
03/31/1993    12,346      10,564    10,108      13,193         12,781          12,569
04/30/1993    14,325      10,309    10,601      15,014         14,520          14,186
05/31/1993    15,936      10,584    11,213      16,883         16,569          16,062
06/30/1993    16,129      10,615    11,324      17,693         16,922          16,484
07/31/1993    17,705      10,572    12,021      19,587         18,720          18,226
08/31/1993    15,603      10,973    11,118      17,911         16,776          16,450
09/30/1993    13,922      10,888    10,637      15,820         15,192          14,796
10/31/1993    15,638      11,114    11,059      18,759         17,227          16,867
11/30/1993    15,271      11,008    11,098      18,038         17,052          16,786
12/31/1993    16,637      11,141    11,722      20,044         19,277          18,724
01/31/1994    16,707      11,519    11,308      20,033         18,661          18,736
02/28/1994    15,865      11,207    11,417      19,509         17,660          17,801
03/31/1994    16,111      10,719    11,646      20,316         17,661          17,813
04/30/1994    14,796      10,856    11,264      17,388         17,209          16,787
05/31/1994    15,480      11,034    11,598      18,283         17,428          17,133
06/30/1994    14,796      10,764    11,617      17,513         17,272          16,534
07/31/1994    15,007      11,117    11,490      16,981         17,904          16,624
08/31/1994    15,849      11,572    11,542      18,009         19,154          17,591
09/30/1994    17,534      11,289    11,815      20,093         20,888          19,144
10/31/1994    16,306      11,542    11,486      17,841         19,906          18,014
11/30/1994    14,410      11,122    11,463      15,606         17,521          15,848
12/31/1994    15,077      11,287    11,468      16,613         18,127          16,417
01/31/1995    13,129      11,580    11,218      14,797         15,029          14,044
02/28/1995    13,796      12,030    11,263      15,777         15,649          14,548
03/31/1995    15,428      12,385    11,730      18,534         17,089          16,004
04/30/1995    15,656      12,749    11,662      17,768         17,182          16,354
05/31/1995    15,797      13,258    11,499      18,234         17,071          16,506
06/30/1995    15,814      13,565    11,581      18,263         17,268          16,832
07/31/1995    16,042      14,015    11,471      18,037         18,063          17,444
08/31/1995    15,955      14,050    11,441      18,639         18,196          17,560
09/30/1995    15,919      14,643    11,490      18,873         18,290          17,686
10/31/1995    14,006      14,590    11,450      16,286         16,191          15,810
11/30/1995    15,340      15,230    11,604      18,403         17,100          16,805
12/31/1995    15,687      15,523    11,580      18,298         17,419          17,107
01/31/1996    18,813      16,051    12,135      21,433         20,744          20,227
02/29/1996    19,059      16,201    11,988      21,890         21,198          21,140
03/31/1996    18,936      16,357    11,860      21,855         21,266          21,423
04/30/1996    18,849      16,597    11,709      21,793         21,714          22,063
05/31/1996    19,534      17,025    11,686      22,624         23,089          23,512
06/30/1996    16,969      17,090    11,430      18,806         19,815          20,208
07/31/1996    16,547      16,335    11,529      18,895         19,405          19,697
08/31/1996    17,215      16,680    11,563      18,926         20,485          21,044
09/30/1996    16,108      17,618    11,341      17,502         19,421          20,127
10/31/1996    15,985      18,104    11,355      17,566         19,226          19,807
11/30/1996    15,757      19,471    11,110      18,263         18,592          19,244
12/31/1996    15,687      19,085    11,049      17,740         18,241          19,006
01/31/1997    14,843      20,277    10,338      16,745         17,202          17,925
02/28/1997    16,670      20,436    10,730      18,608         19,390          20,138
03/31/1997    14,334      19,598    10,417      15,821         16,674          17,297
04/30/1997    13,456      20,767    10,178      14,262         15,531          16,109
05/31/1997    14,211      22,037    10,341      15,850         16,125          16,763
06/30/1997    13,192      23,016    10,010      14,527         14,692          15,301
07/31/1997    12,630      24,847     9,765      14,879         14,114          14,710
08/31/1997    12,894      23,456     9,735      15,024         14,176          14,816
09/30/1997    13,667      24,740     9,937      16,639         14,851          15,507
10/31/1997    11,611      23,915     9,318      13,358         12,413          12,990
11/30/1997     9,222      25,021     8,881      10,761          9,784          10,310
12/31/1997     9,697      25,451     8,683      11,273         10,226          10,723
01/31/1998    10,311      25,732     9,122      11,392         10,818          11,320
02/28/1998    10,118      27,587     8,899      11,465         10,489          11,028
03/31/1998    10,909      28,998     9,007      12,410         11,097          11,648
04/30/1998    11,927      29,295     9,297      13,361         11,871          12,473
05/31/1998    10,311      28,792     8,785      11,352         10,116          10,662
06/30/1998     9,380      29,961     8,866      10,898          9,050           9,618
07/31/1998     8,660      29,644     8,643       9,561          8,503           9,035
08/31/1998     6,482      25,361     8,181       7,429          6,533           6,960
09/30/1998     9,855      26,987     8,793      11,395          9,413           9,988
10/31/1998     9,960      29,179     8,746      11,456          9,273           9,886
11/30/1998     9,749      30,947     8,818      10,783          8,963           9,600
12/31/1998     9,802      32,729     8,612       9,872          8,916           9,485
01/31/1999     9,644      34,097     8,540       9,613          8,710           9,296
02/28/1999     9,345      33,038     8,589       9,202          8,494           9,033
03/31/1999     9,398      34,359     8,362       9,081          8,535           9,099
04/30/1999    10,803      35,690     8,576      11,156          9,763          10,355
05/31/1999     9,363      34,848     8,037       9,249          8,360           8,936
06/30/1999     9,784      36,776     7,810      10,170          8,702           9,286
07/31/1999     9,082      35,633     7,648       9,553          8,259           8,750
08/31/1999     9,328      35,457     7,624      10,232          8,558           9,077
09/30/1999    11,646      34,486     8,947      12,196         10,450          11,053
10/31/1999    10,680      36,667     8,950      10,568          9,417           9,929
11/30/1999    10,241      37,413     8,718      10,187          9,159           9,681
12/31/1999    10,505      39,613     8,685      10,328          9,308           9,892
01/31/2000     9,451      37,623     8,477       9,114          8,388           8,883
02/29/2000     9,521      36,912     8,787       9,081          8,375           8,845
03/31/2000     8,994      40,520     8,281       8,585          7,909           8,388
04/30/2000     8,449      39,302     8,230       8,319          7,485           7,859
05/31/2000     8,555      38,496     8,146       8,552          7,582           7,973
06/30/2000     9,205      39,444     8,622       8,784          8,006           8,404
07/31/2000     8,537      38,828     8,281       7,727          7,450           7,797
08/31/2000     9,152      41,238     8,288       7,953          7,942           8,382
09/30/2000     8,484      39,062     8,188       7,585          7,404           7,825
10/31/2000     7,676      38,896     7,914       6,666          6,745           7,143
11/30/2000     8,133      35,832     8,052       7,154          7,038           7,485
12/31/2000     8,931      36,008     8,212       7,812          7,694           8,160
01/31/2001     8,808      37,284     7,914       7,424          7,684           8,164
02/28/2001     9,196      33,887     7,980       7,979          7,999           8,505
03/31/2001     8,437      31,741     7,711       7,228          7,269           7,715
04/30/2001     9,814      34,206     7,874       8,377          8,345           8,847
05/31/2001    10,308      34,435     8,004       8,681          8,730           9,238
06/30/2001    10,661      33,598     8,097       8,091          8,787           9,246
07/31/2001    10,061      33,267     7,956       8,063          8,320           8,739
08/31/2001    10,732      31,186     8,169       8,594          8,793           9,186
09/30/2001    11,208      28,668     8,770       8,781          9,080           9,476
10/31/2001    10,979      29,215     8,341       8,286          8,891           9,243
11/30/2001    11,067      31,456     8,244       7,988          8,894           9,246
12/31/2001    11,697      31,731     8,273       8,271          9,328           9,710
01/31/2002    13,244      31,268     8,447       9,319         10,383          10,813
02/28/2002    14,737      30,665     8,882       9,901         11,432          11,911
03/31/2002    16,248      31,819     9,019      10,772         12,537          13,095
04/30/2002    17,226      29,891     9,222      11,238         13,290          13,934
05/31/2002    20,817      29,671     9,773      12,800         15,753          16,764
06/30/2002    17,990      27,558     9,530      10,859         13,826          14,589
07/31/2002    14,933      25,411     9,116       9,199         11,462          11,951
08/31/2002    17,564      25,577     9,360      10,555         13,311          13,887
09/30/2002    17,599      22,800     9,686      10,597         13,419          14,002
10/31/2002    16,159      24,805     9,482       9,640         12,301          12,769
11/30/2002    16,230      26,263     9,547       9,631         12,321          12,840

                 DATA FROM 11/30/92 THROUGH 11/30/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Philadelphia Gold & Silver Index, typically referred to as the XAU, which represents nine holdings in the gold and silver sector.

                 o  London Gold, a traditional gold bullion index.

                 o The Lipper Gold Oriented Funds Average, an average performance level of all gold-oriented funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO]            Mark Johnson, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended November 30, 2002, the USAA Precious Metals and Minerals Fund had a total return of -22.03%, in line with a total return of -21.78% for the Lipper Gold Funds Index.

THIS IS A BIG TURNAROUND FROM THE PREVIOUS PERIOD. WHAT HAPPENED?

                 The price of gold was the major factor. The Fund peaked in value on May 28, 2002, after a 14-month bull market in gold saw the Fund advance 151% for the 14 months ended May 28, 2002. But from May 28, 2002, to July 26, 2002, the Fund dropped 34% due to a seasonal waning of demand for gold and the liquidation of several large positions by major speculative investors. Gold, and the Fund, subsequently rallied, but not enough to make up for the steep, sudden drop.

SO WHERE DOES THE GOLD MARKET GO FROM HERE?

                 As the recent experience shows, the price of gold can be very volatile over the short term. Key factors moving forward include interest rates and inflation - low interest rates and rising inflation

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER INDEX DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 would be ideal. A weaker dollar would also help gold prices, and current signs point toward weakness. The direction of the U.S. stock market may also be an influence - weakness would help gold.

                 Of course, these factors are very difficult to predict over the short term. Longer term, there are several positive trends, including industry consolidation, declining mine supply, and the fact that central banks have become more systematic in their selling, thereby reducing price disruptions.

                 It's important for investors to keep in mind that the Fund's primary purpose is as a diversification tool. This was highlighted in the recent bull market for gold, as it moved higher while stocks moved lower. Also, gold is generally a solid hedge against inflation.

HOW IS THE FUND POSITIONED IN OTHER PRECIOUS METALS AND MINERALS?

                 As of the end of the period, 77.8% of the Fund's assets was in gold, 5.2% was in diamonds, and 1.5% was in base metals. The largest category outside of gold was in platinum (13.4%), because impending development of fuel cell technology could be a boon for platinum, as will ever-tougher emission standards.

                 Over the past five years ending November 30, 2002, the Fund ranked 2 out of 25 gold oriented funds tracked by Lipper Analytical, Inc. We are proud of this performance, and continue to work hard on your behalf. We thank you for the opportunity and privilege of helping you reach your financial goals.

                 FOR THE ONE- AND 10-YEAR PERIODS ENDING NOVEMBER 30, 2002, THE FUND RANKED 8 OUT OF 39 AND 5 OUT OF 16 FUNDS, RESPECTIVELY, IN THE LIPPER GOLD ORIENTED FUNDS CATEGORY. LIPPER RANKINGS ARE BASED ON TOTAL RETURN.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                             TOP 10 EQUITY HOLDINGS
                               (% of Net Assets)
--------------------------------------------------------------------------------

Goldcorp, Inc.                                                             7.1%

Meridian Gold, Inc.                                                        6.9%

Freeport-McMoRan Copper & Gold, Inc. "B"                                   6.5%

Impala Platinum Holdings Ltd.                                              6.5%

Anglo American Platinum Corp.                                              5.8%

Compania de Minas Buenaventura S.A. ADR                                    5.4%

Agnico-Eagle Mines Ltd.                                                    5.3%

Aber Diamond Corp.                                                         5.2%

AngloGold Ltd. ADR                                                         5.0%

Glamis Gold Ltd.                                                           5.0%
--------------------------------------------------------------------------------


YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 7 AND 8.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES   SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMMON STOCKS, RIGHTS, AND WARRANTS (97.9%)

             GOLD (77.8%)

             AFRICAN GOLD COMPANIES (9.5%)
   210,000   AngloGold Ltd. ADR                                                           $  5,588
   430,000   Gold Fields Ltd. ADR                                                            4,614
    30,000   Harmony Gold Mining Co. Ltd. ADR                                                  385
                                                                                          --------
                                                                                            10,587
                                                                                          --------
             AUSTRALIAN GOLD COMPANIES (10.2%)
   950,000   Kingsgate Consolidated Ltd.                                                     1,666
 3,900,000   Lihir Gold Ltd. *                                                               2,491
 1,600,000   Newcrest Mining Ltd.                                                            5,182
   200,000   Sino Gold Ltd. *                                                                  112
 1,700,000   Sons of Gwalia Ltd.                                                             2,029
                                                                                          --------
                                                                                            11,480
                                                                                          --------
             EUROPEAN GOLD COMPANIES (2.7%)
   900,000   Kenor ASA *                                                                       442
   150,000   Randgold Resources Ltd. ADR *                                                   2,550
                                                                                          --------
                                                                                             2,992
                                                                                          --------
             NORTH AMERICAN GOLD COMPANIES (50.0%)
   540,000   Agnico-Eagle Mines Ltd.                                                         5,940
   275,500   Ariane Gold Corp. *                                                               120
   370,000   Barrick Gold Corp.                                                              5,428
   160,000   Chesapeake Gold Corp. *                                                           230
   350,000   Cumberland Resources Ltd. *                                                       429
   750,000   Echo Bay Mines Ltd. Warrants *                                                    188
   470,000   Freeport-McMoRan Copper & Gold, Inc. "B" *                                      7,285
   690,000   Glamis Gold Ltd. *                                                              5,630
   160,000   Glamis Gold Ltd. Rights *(a)                                                        -
   800,000   Goldcorp, Inc.                                                                  7,960
 1,000,000   Golden Star Resources Ltd *                                                     1,270
   540,000   Meridian Gold, Inc. *                                                           7,695
   200,000   Newmont Mining Corp.                                                            4,682
 2,000,000   Northgate Exploration Ltd. *                                                    1,648
   300,000   Northgate Exploration Ltd. Warrants *                                              55
   560,000   Placer Dome, Inc.                                                               5,365
 3,000,000   Wheaton River Minerals Ltd. *                                                   1,955
   500,000   Wheaton River Minerals Ltd. Warrants *                                            137
                                                                                          --------
                                                                                            56,017
                                                                                          --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              SOUTH AMERICAN GOLD COMPANIES (5.4%)
   270,000    Compania de Minas Buenaventura S.A. ADR                                     $  6,067
                                                                                          --------
              Total gold (cost: $81,788)                                                    87,143
                                                                                          --------

              DIAMONDS (5.2%)
   330,000    Aber Diamond Corp. * (cost: $4,026)                                            5,787
                                                                                          --------

              PLATINUM GROUP METALS (13.4%)
   180,000    Anglo American Platinum Corp.                                                  6,459
   120,000    Impala Platinum Holdings Ltd.                                                  7,319
   300,000    SouthernEra Resources Ltd. *                                                   1,159
                                                                                          --------
              Total platinum group metals (cost: $11,006)                                   14,937
                                                                                          --------

              BASE METALS (1.5%)
   400,000    FNX Mining Co., Inc. * (cost: $1,297)                                          1,699
                                                                                          --------
              Total common stocks, rights, and warrants (cost: $98,117)                    109,566
                                                                                          --------

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                                                   VALUE
     (000)    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENT (2.0%)

    $2,241    Countrywide Home Loans, Inc., Commercial Paper, 1.45%,
                 12/02/2002 (cost: $2,241)                                                   2,241
                                                                                          --------

              TOTAL INVESTMENTS (COST: $100,358)                                          $111,807
                                                                                          ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Illiquid security valued using methods determined by the Fund's investment manager under valuation procedures approved by the Board of Trustees.

         * Non-income-producing security for the 12-month period ended November 30, 2002.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $100,358)               $111,807
   Cash                                                                                         17
   Cash denominated in foreign currencies (identified cost of $297)                            336
   Receivables:
      Capital shares sold                                                                       94
      Dividends and interest                                                                    48
                                                                                          --------
         Total assets                                                                      112,302
                                                                                          --------

LIABILITIES

   Capital shares redeemed                                                                     172
   USAA Investment Management Company                                                           76
   USAA Transfer Agency Company                                                                 34
   Accounts payable and accrued expenses                                                        65
                                                                                          --------
         Total liabilities                                                                     347
                                                                                          --------
            Net assets applicable to capital shares outstanding                           $111,955
                                                                                          ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                        $117,919
   Accumulated undistributed net investment income                                           5,323
   Accumulated net realized loss on investments                                            (22,775)
   Net unrealized appreciation of investments                                               11,449
   Net unrealized appreciation on foreign currency translations                                 39
                                                                                          --------
            Net assets applicable to capital shares outstanding                           $111,955
                                                                                          ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                          12,261
                                                                                          ========
   Net asset value, redemption price, and offering price per share                        $   9.13
                                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $26)                                    $  1,208
      Interest                                                                                  23
                                                                                          --------
         Total income                                                                        1,231
                                                                                          --------
   Expenses:
      Management fees                                                                          475
      Administrative and servicing fees                                                         90
      Transfer agent's fees                                                                    198
      Custodian's fees                                                                          39
      Postage                                                                                   13
      Shareholder reporting fees                                                                37
      Trustees' fees                                                                             4
      Registration fees                                                                         33
      Professional fees                                                                         21
      Other                                                                                      5
                                                                                          --------
         Total expenses                                                                        915
                                                                                          --------
            Net investment income                                                              316
                                                                                          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                                            9,880
      Foreign currency transactions                                                            (12)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                          (43,670)
      Foreign currency translations                                                             39
                                                                                          --------
            Net realized and unrealized loss                                               (33,763)
                                                                                          --------
Decrease in net assets resulting from operations                                          $(33,447)
                                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                     11/30/2002         5/31/2002
                                                                     ----------------------------
FROM OPERATIONS

   Net investment income (loss)                                        $    316          $   (140)
   Net realized gain on investments                                       9,880             8,780
   Net realized gain (loss) on foreign currency transactions                (12)                3
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (43,670)           62,268
      Foreign currency translations                                          39                 -
                                                                     ----------------------------
      Increase (decrease) in net assets resulting
         from operations                                                (33,447)           70,911
                                                                     ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                      -              (554)
                                                                     ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                             46,734            80,937
   Reinvested dividends                                                       -               532
   Cost of shares redeemed                                              (51,011)          (72,606)
                                                                     ----------------------------
      Increase (decrease) in net assets from capital
         share transactions                                              (4,277)            8,863
                                                                     ----------------------------
Net increase (decrease) in net assets                                   (37,724)           79,220

NET ASSETS

   Beginning of period                                                  149,679            70,459
                                                                     ----------------------------
   End of period                                                       $111,955          $149,679
                                                                     ============================
Accumulated undistributed net investment income:
   End of period                                                       $  5,323          $  5,007
                                                                     ============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                            4,690            10,211
   Shares issued for dividends reinvested                                     -                82
   Shares redeemed                                                       (5,209)           (9,587)
                                                                     ----------------------------
      Increase (decrease) in shares outstanding                            (519)              706
                                                                     ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========---------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund). The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                     1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                     2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                     3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

14

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==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                     4. Securities that cannot be valued by the methods set
                        forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                     1. Market value of securities, other assets, and
                        liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                     2. Purchases and sales of securities, income, and
                        expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

 N O T E S
==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                    Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                    Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements had no effect on fees.

                 F. USE OF ESTIMATES - The preparation of financial
                    statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400

16

 N O T E S
==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

         million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

(3) DISTRIBUTIONS
-------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the

 N O T E S
==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

         payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $22,637,000, which will expire between 2006 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $25,453,000 and $28,164,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $25,232,000 and $13,783,000, respectively, resulting in net unrealized appreciation of $11,449,000.

(5) FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2002, the Fund had no open foreign currency contracts.

18

 N O T E S
==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
-------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2002.

(7) TRANSACTIONS WITH MANAGER
-------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the top 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly as an annualized rate of 0.75% of the Fund's average net assets.

                    The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002,

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==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                    the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                               AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
+/- 1.00% to 4.00%                                 +/- 0.04%
+/- 4.01% to 7.00%                                 +/- 0.05%
+/- 7.01% and greater                              +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $475,000, which included a performance fee of $25,000.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $90,000.

20

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==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                    d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $198,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 15, 1984. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                             YEAR ENDED MAY 31,
                                     -------------------------------------------------------------------------------------
                                         2002              2002          2001         2000          1999          1998
                                     -------------------------------------------------------------------------------------
Net asset value at
   beginning of period               $  11.71          $   5.84       $  4.87      $  5.33       $  5.87       $  8.09
                                     -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)           .03              (.01)(a)       .01(a)      (.02)(a)      (.01)(a)      (.03)(a)
   Net realized and
      unrealized gain (loss)            (2.61)             5.93           .98         (.44)         (.53)        (2.19)
                                     -------------------------------------------------------------------------------------
Total from investment operations        (2.58)             5.92           .99         (.46)         (.54)        (2.22)
                                     -------------------------------------------------------------------------------------
Less distributions:
   From net investment income               -              (.05)         (.02)           -             -             -
                                     -------------------------------------------------------------------------------------
Net asset value at end of period     $   9.13          $  11.71       $  5.84      $  4.87       $  5.33       $  5.87
                                     =====================================================================================
Total return (%)*                      (22.03)           101.95         20.50        (8.63)        (9.20)       (27.44)
Net assets at
   end of period (000)               $111,955          $149,679       $70,459      $71,484       $82,491       $93,226
Ratio of expenses to
   average net assets (%)**              1.53(b)           1.56          1.68         1.58          1.52          1.46
Ratio of net investment income
   (loss) to average net
   assets (%)**                           .53(b)           (.16)          .17         (.41)         (.13)         (.42)
Portfolio turnover (%)                  21.58             40.61         52.74        27.60         33.48         19.62

  * Assumes reinvestment of all dividend income distributions during the period. ** For the six-month period ended November 30, 2002, average net assets were
    $119,605,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

22

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

                                                                             23

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            TRUSTEES          Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

      ADMINISTRATOR,          USAA Investment Management Company
 INVESTMENT ADVISER,          9800 Fredericksburg Road
        UNDERWRITER,          San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT          USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN          State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

INDEPENDENT AUDITORS          Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

           TELEPHONE          Call toll free - Central time
    ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL          1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT          For account servicing, exchanges,
        MUTUAL FUNDS          or redemptions
                              1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL          24-hour service (from any phone)
   FUND PRICE QUOTES          1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND          (from touch-tone phones only)
   USAA TOUCHLINE(R)          For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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[LOGO]         9800 Fredericksburg Road                        -------------
USAA(R)        San Antonio, Texas 78288                          PRSRT STD
                                                                    U.S.
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[LOGO]                  WE KNOW WHAT IT MEANS TO SERVE.(R)
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23408-0103                                   (C)2003, USAA. All rights reserved.